Provisions - Termination Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions [Roll Forward]
Provision for post-employment plans at beginning of period	€ 1,743	€ 376
Additions	79	1,520
Retirements/amount applied	(311)	(133)
Translation differences, inflation adjustments and accretion	68	(20)
Provision for post-employment plans at end of period	€ 1,579	€ 1,743